Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income tax [abstract]
Summary of major components of income tax expense

	2018 RMB’000	2019 RMB’000	2020 RMB’000
- Current income tax	(1,471,671)	(460,720)	(37,027)
- Deferred taxation	(232)	31,757	102,647

Income tax (expense)/credit	(1,471,903)	(428,963)	65,620

Summary of reconciliation of expected income tax and actual income tax

	2018 RMB’000	2019 RMB’000	2020 RMB’000
Profit before income tax	6,808,121	2,656,128	590,778

Expected PRC income tax at the statutory tax rate of 25%	(1,702,032)	(664,032)	(147,695)
Tax effect of share of profit of investments accounted for using the equity method	218,024	239,562	178,685
Tax effect of other non-taxable income	14,770	7,459	54,379
Tax deductions for R&D expenses	2,500	7,500	11,863
Tax effect of non-deductible loss, expenses and costs	(20,123)	(42,906)	(51,543)
True up for final settlement of enterprise income taxes in respect of previous years	(12,678)	2,618	9,188
Tax losses for which no deferred income tax asset was recognized	(10,017)	(9,578)	(2,821)
Utilization of previously unrecognized tax losses	37,653	30,414	13,564

Actual income tax (expense)/credit	(1,471,903)	(428,963)	65,620

Summary of deferred tax assets and deferred tax liabilities

	2019 RMB’000	2020 RMB’000
Deferred tax assets:
– Deferred tax asset to be recovered after more than 12 months	219,557	246,900
– Deferred tax asset to be recovered within 12 months	117,625	255,646

	337,182	502,546

Deferred tax liabilities:
– Deferred tax liabilities to be recovered after more than 12 months	(166,183)	(275,174)
– Deferred tax liabilities to be recovered within 12 months	(20,167)	(10,608)

	(186,350)	(285,782)

Deferred tax assets - net	150,832	252,121

Deferred tax liabilities - net	—	(35,357)

Summary of movements in deferred tax assets and liabilities

	Balance as at 1 January 2019 RMB’000	(Charged)/deducted to profit or loss RMB’000	Balance as at 31 December 2019 RMB’000
Deferred tax assets
Impairment for bad and doubtful debts and provision for inventories	39,606	(705)	38,901
Provision for impairment losses in property, plant and equipment and construction in progress	219,610	(11,978)	207,632
Others	9,417	81,232	90,649

	268,633	68,549	337,182

Deferred tax liabilities
Gains of financial assets at fair value	—	(4,604)	(4,604)
Difference in depreciation	(145,709)	(33,091)	(178,800)
Capitalization of borrowing costs	(3,849)	903	(2,946)

	(149,558)	(36,792)	(186,350)

Deferred tax assets - net	119,075	31,757	150,832

	Balance as at 1 January 2020 RMB’000	Deducted/(charged) to profit or loss RMB’000	Balance as at 31 December 2020 RMB’000
Deferred tax assets
Impairment for bad and doubtful debts and provision for inventories	38,901	18,425	57,326
Provision for impairment losses in property, plant and equipment and construction in progress	207,632	18,803	226,435
Tax losses	1,986	85,813	87,799
Others	88,663	42,323	130,986

	337,182	165,364	502,546

Deferred tax liabilities
Gains of financial assets at fair value	(4,604)	4,604	—
Difference in depreciation	(178,800)	(104,939)	(283,739)
Capitalization of borrowing costs	(2,946)	903	(2,043)

	(186,350)	(99,432)	(285,782)

Deferred tax assets - net	150,832	101,289	252,121

Deferred tax liabilities - net	—	(35,357)	(35,357)

Summary of tax losses carried forward and not recognised as deferred tax assets

	2019 RMB’000	2020 RMB’000
2020	17,775	—
2021	12,880	—
2022	12,687	12,687
2023	40,069	10,415
2024	38,312	38,312
2025	—	11,285

	121,723	72,699